Common Units and Convertible Preferred Units (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Common Units and Convertible Preferred Units (Details) [Line Items]
Preferred Units description	The initial conversion ratio is one Preferred Unit for one Class A Common Unit. The conversion ratio is subject to certain adjustments as defined in NextNav’s Operating Agreement. Preferred Units will automatically convert into Class A Common Units upon (i) in the case of the Class D Redeemable Preferred Units, the affirmative election of the holders of 66 2/3% of the outstanding Class D Redeemable Preferred Units or (ii) in the case of the Class C Redeemable Preferred Units, the affirmative election of the holders of 66 2/3% of the outstanding Class C Redeemable Preferred Units or (iii) a Public Offering (as defined in the Operating Agreement) where gross proceeds are at least $75.0 million.	The conversion ratio is subject to certain adjustments as defined in NextNav’s Operating Agreement. Preferred Units will automatically convert into Class A Common Units upon (i) in the case of the Class D Redeemable Preferred Units, the affirmative election of the holders of 66 2/3% of the outstanding Class D Redeemable Preferred Units or (ii) in the case of the Class C Redeemable Preferred Units, the affirmative election of the holders of 66 2/3% of the outstanding Class C Redeemable Preferred Units or (iii) a Public Offering (as defined in the Operating Agreement) where gross proceeds are at least $75 million.
Preferred stock voting rights description	In addition, certain actions require the affirmative approval of 66 2/3% of Class C Redeemable Preferred Units and Class D Redeemable Preferred Units (each voting as a separate class), including liquidation or dissolution of NextNav, creation of a senior class of units, payment of preferred return, increasing the authorized number of Common Units or Preferred Units, or amendment of NextNav’s operating agreement.	In addition, certain actions require the affirmative approval of 66 2/3% of Class C Redeemable Preferred Units and Class D Redeemable Preferred Units (each voting as a separate class), including liquidation or dissolution of NextNav, creation of a senior class of units, payment of preferred return, increasing the authorized number of Common or Preferred Units, or amendment of NextNav’s operating agreement.
Preferred stock redemption description	The Class D Redeemable Preferred Units are redeemable by NextNav, at the request of the holders of 66 2/3% of the then-outstanding Class D Redeemable Preferred Unit holders, over a three-year period commencing on or after September 1, 2021, at a per unit price of $2.13 for units issued in 2012, $2.56 for units issued in 2014, $2.89 for units issued in September 2016, and $5.78 and $11.56 for units issued in December 2019, plus any accrued and unpaid preferred return, whether or not declared.	The Class D Redeemable Preferred Units are redeemable by NextNav, at the request of the holders of 66 2/3% of the then-outstanding Class D Redeemable Preferred Unit holders, over a three-year period commencing on or after the later of September 1, 2021 and the date that is 91 days after the earlier of December 27, 2026 and the date upon which the Company’ obligations under the Fortress Financing Agreement are satisfied in full, provided that in either case neither a qualified offering or a capital transaction has occurred prior to such request, at a per unit price of $2.13 for units issued in 2012, $2.56 for units issued in 2014, $2.89 for units issued in September 2016, and $5.78 and $11.56 for units issued in December 2019, plus any accrued and unpaid preferred return, whether or not declared.
Redemption value		$ 33,072	$ 80,468
Designated preferred units (in Shares)		107,950,000
Designated common units (in Shares)		192,100,000
NEXTNAV HOLDINGS, LLC [Member]
Common Units and Convertible Preferred Units (Details) [Line Items]
Common units and convertible preferred units authorized (in Shares)		300,050,000
Designated common units (in Shares)		53,392,705
Class C Redeemable Preferred Units [Member]
Common Units and Convertible Preferred Units (Details) [Line Items]
Annual rate	8.00%	8.00%
Preferred units cumulative	$ 6,000	$ 6,000	5,500	$ 6,000
Redemption value	$ 11,900	$ 11,900	11,400
Designated preferred units (in Shares)		13,400,000
Class D Redeemable Preferred Units [Member]
Common Units and Convertible Preferred Units (Details) [Line Items]
Annual rate	10.00%	10.00%
Preferred units cumulative	$ 160,000	$ 146,200	113,600	$ 137,700
Price per units (in Dollars per share)	$ 0.44	$ 0.44
Redemption value	$ 371,600	$ 357,700	$ 325,200
Designated preferred units (in Shares)		94,550,000
Class A-1 Common Units [Member]
Common Units and Convertible Preferred Units (Details) [Line Items]
Designated common units (in Shares)		128,508,093
Class B-1 Common Units [Member]
Common Units and Convertible Preferred Units (Details) [Line Items]
Designated common units (in Shares)		5,199,202
Class B-2 Common Units [Member]
Common Units and Convertible Preferred Units (Details) [Line Items]
Designated common units (in Shares)		250,000
Class B-3 Common Units [Member]
Common Units and Convertible Preferred Units (Details) [Line Items]
Designated common units (in Shares)		250,000
Class B-4 Common Units [Member]
Common Units and Convertible Preferred Units (Details) [Line Items]
Designated common units (in Shares)		4,500,000